RS - Summary of Related Parties (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Parties [Line Items]
Revenues	€ 278,267,003	€ 179,611,844	€ 327,698,465
Reimbursement costs	€ 165,897,761	€ 181,456,484	€ 96,214,409
JeanPaul Kress M D [Member]
Related Parties [Line Items]
Number Of Shares Issued To Related Parties	0	0
Additions	€ 0
Sales	€ 0
Sung Lee [Member]
Related Parties [Line Items]
Number Of Shares Issued To Related Parties	2,250	2,250
Additions	€ 0
Sales	€ 0
Malte Peters M D [Member]
Related Parties [Line Items]
Number Of Shares Issued To Related Parties	0	7,456
Additions	€ 0
Sales	€ 0
Management board [member]
Related Parties [Line Items]
Number Of Shares Issued To Related Parties	2,250	9,706
Additions	€ 0
Sales	€ 0
Dr. Marc Cluzel [member]
Related Parties [Line Items]
Number Of Shares Issued To Related Parties	4,500	1,000
Additions	€ 3,500
Sales	€ 0
Krisja Vermeylen [member]
Related Parties [Line Items]
Number Of Shares Issued To Related Parties	5,000	5,000
Additions	€ 0
Sales	€ 0
Wendy Johnson [member]
Related Parties [Line Items]
Number Of Shares Issued To Related Parties	0	0
Additions	€ 0
Sales	€ 0
Dr George Golumbeski [member]
Related Parties [Line Items]
Number Of Shares Issued To Related Parties	0	0
Additions	€ 0
Sales	€ 0
Andrew Cheng, M.D., Ph.D.
Related Parties [Line Items]
Number Of Shares Issued To Related Parties	0	0
Additions	€ 0
Sales	€ 0
Michael Brosnan [member]
Related Parties [Line Items]
Number Of Shares Issued To Related Parties	0	563
Additions	€ 0
Sales	€ 0
Krisja Vermeylen [member]
Related Parties [Line Items]
Number Of Shares Issued To Related Parties	2,000	1,000
Additions	€ 1,000
Sales	€ 0
Supervisory board [member]
Related Parties [Line Items]
Number Of Shares Issued To Related Parties	11,500	7,563
Additions	€ 4,500
Sales	0
Associates [member]
Related Parties [Line Items]
Revenues	40,800,000
Reimbursement costs	26,500,000
Receivables due from associates	€ 21,000,000